UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             NCF Investment Department of New Covenant Trust Company, N.A.
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Dennis J. Murphy
Title:           Executive Vice President and Chief Investment Officer
Phone:           (502) 569-5955


Signature, Place, and Date of Signing:

 /s/ Dennis J. Murphy                   Jeffersonville, IN             5/12/05
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-05179        Mazama Capital Management, Inc.
28-00776        Wachovia Corp. New

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.